COMMITMENTS	12 Months Ended
Dec. 31, 2021
Globis Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
COMMITMENTS

NOTE 6. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on December 10, 2020, the holders of the Founder Shares, Private Securities, equity participation shares and any warrants that may be issued upon conversion of the Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Securities or warrants issued upon conversion of Working Capital Loans) will be entitled to registration rights. The holders of a majority of these securities are entitled to make up to three demands that the Company register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to receive the 402,500 equity participation shares upon the consummation of a Business Combination. The equity participation shares have been placed in escrow until the consummation of a Business Combination. If a Business Combination is not consummated, the equity participation shares will be forfeited by the underwriters. The Company accounted for the equity participation shares as an expense of the Initial Public Offering, resulting in a charge directly to stockholders’ equity. The fair value of the equity participation shares is estimated to be $4,025,000, based upon the offering price of the Units of $10.00 per Unit.

Forafric Agro Holdings Limited Business Combination Agreement

On December 19, 2021, the Company entered into a Securities Purchase Agreement (the “Business Combination Agreement”), by and among the Company, Forafric Agro Holdings Limited, a Gibraltar private company limited by shares (“FAHL”), and Lighthouse Capital Limited, a Gibraltar private company limited by shares (the “Seller”). The Business Combination Agreement provides for the consummation of the following transactions (collectively, the “FAHL Business Combination”): (a) the Company will form under the laws of the State of Nevada a wholly-owned subsidiary of the Company (the “New Subsidiary”), change its jurisdiction of incorporation to Nevada by merging with and into the New Subsidiary such that the New Subsidiary will survive the merger (the “Surviving Company”) (the “Pre-Closing Merger”), and change its jurisdiction of incorporation again by transferring by way of a redomiciliation and domesticating the New Subsidiary as a Gibraltar public company limited by shares (the “Redomiciliation”); and (b) immediately following the effectiveness of the Redomiciliation, the Surviving Company will acquire 100% of the equity interests in FAHL from the Seller. Upon consummation of the transactions contemplated by the FAHL Business Combination, FAHL will become a wholly owned subsidiary of the Surviving Company, which will be renamed “Forafric Global PLC”.

Immediately prior to the consummation of the FAHL Business Combination (the “Closing”), the Company will effect the Pre-Closing Merger and the Redomiciliation pursuant to which (i) the issued and outstanding shares of common stock of the Company, will, following the Pre-Closing Merger and pursuant to the Redomiciliation, convert automatically by operation of law, on a one-for-one basis, into ordinary shares, nominal value $0.001 per share, of Forafric Global PLC (“Ordinary Shares”); (ii) the issued and outstanding redeemable warrants of the Company will automatically become redeemable warrants to acquire Ordinary Shares and (iii) each issued and outstanding unit of the Company that has not been previously separated into the underlying Common Stock and underlying warrant upon the request of the holder thereof, will be cancelled and will entitle the holder thereof to one Ordinary Share and one redeemable warrant to acquire one Ordinary Share.

The total consideration to be paid to the Seller in the FAHL Business Combination will be (i) 15,100,000 Ordinary Shares, subject to reduction to the extent that the Closing Payment (as defined below) is less than $0, provided that Seller may be issued up to 1,904,762 additional Ordinary Shares determined based on the amount of Remaining Cash (as defined in the Business Combination Agreement) at the Closing; plus (ii) an amount (the “Closing Payment”) equal to $20,000,000 minus the outstanding amount of all Funded Debt (as defined in the Business Combination Agreement) as of the Closing (other than Permitted Debt); provided that Seller may receive up to an additional $20,000,000 determined based on the amount of Remaining Cash (as defined in the Business Combination Agreement) at the Closing. The Closing Payment shall be funded by remaining funds in the trust account after giving effect to any Buyer Share Redemptions (as defined in the Business Combination Agreement) and the proceeds of any potential private placement financing.

In addition to the foregoing consideration, the Seller shall be entitled to receive, as additional consideration, and without any action on behalf of the Company or the Company’s stockholders, additional Ordinary Shares (the “Earnout Shares”), to be issued as follows during the period from and after the Closing until the end of calendar year 2024 (A) 500,000 Earnout Shares, if, during calendar year 2022, Adjusted EBITDA (as defined in the Business Combination Agreement) of the Company is equal to or greater than $27,000,000, (B) 500,000 Earnout Shares, if, during calendar year 2023, Adjusted EBITDA of the Company is equal to or greater than $33,000,000, and (C) 1,000,000 Earnout Shares, if, during calendar year 2024, the Buyer Trading Price (as defined in the Business Combination Agreement) during the standard market trading hours of a trading day is greater than or equal to $16.50 for any 20 trading days within any period of 30 consecutive trading days. The Seller will also be entitled to receive, as additional consideration, and without any action on behalf of the Company or the Company’s stockholders, 20% of any cash proceeds received by the Company from the exercise of the Company’s outstanding warrants.

PIPE Subscription Agreement

In connection with the FAHL Business Combination, on December 31, 2021, the Company entered into a subscription agreement (the “PIPE Subscription Agreement”) with an accredited investor (the “PIPE Investor”) pursuant to, and on the terms and subject to the conditions of which, the PIPE Investor will purchase ordinary shares of Forafric Global PLC in a private placement following the Redomiciliation and prior to the Closing. Pursuant to the PIPE Subscription Agreement, the PIPE Investor will purchase, at a purchase price of $10.50 per share, a number of ordinary shares of Forafric Global PLC (the “PIPE Shares”) that will be equal to the lesser of (i) 4.99% of all issued and outstanding ordinary shares, after taking into account the completion of the FAHL Business Combination and all ordinary shares issued pursuant to the FAHL Bonds (defined below) and other related subscription agreements, if any, and (ii) 1,904,761 ordinary shares (the “PIPE Investment”); accordingly, the maximum aggregate amount to be paid by the PIPE Investor for the PIPE Shares is approximately $20 million. The purpose of the sale of the PIPE Shares is to raise additional capital for use in connection with the FAHL Business Combination.

The closing of the sale of the PIPE Shares (the “PIPE Closing”) will be contingent upon the substantially concurrent with the Closing.

Convertible Bonds Offering

In connection with the FAHL Business Combination, between December 31, 2021 and January 3, 2022, affiliates (each a “Bond Investor”) of the Sponsors, subscribed for convertible bonds of FAHL, as issuer (the “Bonds Issuer”), in an aggregate principal amount of $9.5 million (the “FAHL Bonds”) and on January 19, 2022 an additional bond investment was made in the principal amount of $2.5 million, both in private placements, and issued pursuant to a Bond Subscription Deed (the “Bond Subscription Deed”), among the Bonds Issuer, the Seller and the Bond Investors. The FAHL Bonds are unsecured obligations of the Bonds Issuer and are not transferable without the consent of the Bonds Issuer (such consent not to be unreasonably withheld). The Bonds Issuer intends to use the proceeds from the sale of the FAHL Bonds for general working capital and/or capital expenditure requirements.

Unless earlier converted or redeemed in accordance with the terms of the FAHL Bonds, the FAHL Bonds will mature and be redeemed on June 15, 2026. Interest shall accrue on the FAHL Bonds at a rate of 6% per annum and the Bond Investors are entitled to certain customary information rights.

Pursuant to the current terms of the FAHL Bonds, upon consummation of the FAHL Business Combination, the FAHL Bonds will automatically convert into ordinary shares of Forafric Global PLC at at a price per share that is a 10% discount to the PIPE Investment, subject to certain adjustments. The number of ordinary shares will be equal to the quotient that results from dividing the aggregate principal amount of the respective FAHL Bond by $9.45, subject to certain adjustments.